SUPPLEMENT DATED SEPTEMBER 3, 2002
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2002
                          (AS PREVIOUSLY SUPPLEMENTED)

EXTENSION OF FEE WAIVERS

Founders has extended the fee waivers applicable to Government Securities Fund and Money Market Fund. Accordingly, the section of the Prospectus entitled "Fund Summaries - Dreyfus Founders Government Securities Fund - Fees and Expenses" is hereby amended on page 11 by replacing both the second sentence of footnote 1 and the third sentence of footnote 2 with the following:

      This waiver will extend through at least August 31, 2003, and will not be terminated without prior notice to the Funds' Board of Directors.

In addition, the section of the Prospectus entitled "Fund Summaries - Dreyfus Founders Money Market Fund - Fees and Expenses" is hereby amended on page 21 by replacing the second sentence of footnote 1 with the following:

      This waiver will extend through at least August 31, 2003 and will not be terminated without prior notice to the Funds' Board of Directors.

Finally, the section of the Prospectus entitled "The Funds' Manager - The Investment Manager" is hereby amended on page 28 by replacing the first sentence after the asterisk with the following:

      Founders has agreed to reduce Government Securities Fund's management fee from 0.65% to 0.35%, and to reduce Money Market Fund's management fee from 0.50% to 0.45%, of the respective Fund's average net assets until at least August 31, 2003.

                                                    September 3, 2002

                          DREYFUS FOUNDERS FUNDS, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002
                          (AS PREVIOUSLY SUPPLEMENTED)

COMPANY OFFICERS

The section of the Statement of Additional Information entitled "Directors and Officers - Officers" is hereby amended on page 36 to add the following paragraphs:

                              POSITION(S) HELD
                               WITH FUND, TERM             PRINCIPAL
        NAME, ADDRESS        AND LENGTH OF TIME      OCCUPATION(S) DURING
           AND AGE                 SERVED               PAST FIVE YEARS
   ------------------------  --------------------   ------------------------
   Paula Maddox              Assistant              Founders' Manager of
   2930 East Third Avenue    Treasurer of the       Fund Accounting since
   Denver, Colorado  80206   Funds since August     September 2000;
   Age:  35                  2002.                  Supervisor of Fund
                                                    Accounting   (May   1997  to
                                                    September 2000).

   Peter Greenly             Assistant              Founders' Manager of
   2930 East Third Avenue    Treasurer of the       Private Client
   Denver, Colorado  80206   Funds since August     Accounting and
   Age:  33                  2002.                  Operations.  Employed
                                                    by Founders and its
                                                    predecessor company
                                                    since 1994.

   Kevin Huddleston          Assistant              Founders' Supervisor
   2930 East Third Avenue    Treasurer of the       of Fund Accounting
   Denver, Colorado  80206   Funds since August     since October 2000.
   Age:  31                  2002.                  Formerly, Supervisor
                                                    of  Cash  Management   (June
                                                    1998    to    June    2000),
                                                    Supervisor of Re-engineering
                                                    Project   (January  1998  to
                                                    June 1998),  and  Supervisor
                                                    of  Shareholder   Accounting
                                                    (January   1996  to  January
                                                    1998) for  OppenheimerFunds,
                                                    Inc.

   William G. Germenis       Anti-Money             Vice President and
   200 Park Avenue           Laundering             Anti-Money Laundering
   New York, New York        Compliance Officer     Compliance Officer of
   10166                     for the Class A,       Dreyfus Service
   Age:  32                  B, C, R and T          Corporation ("DSC"),
                             shares of the          and the Anti-Money
                             Funds since July       Laundering Compliance
                             2002                   Officer of investment
                                                    companies   managed  by  The
                                                    Dreyfus Corporation.  He has
                                                    been  an   employee  of  DSC
                                                    since October 1998. Prior to
                                                    joining  DSC,  he was a Vice
                                                    President of Compliance Data
                                                    Center, Inc.

In addition, the paragraph concerning Francis P. Gaffney on page 36 is hereby amended by revising his position held with the Funds and length of service to read as follows:

      Treasurer of the Funds since 2000; Anti-Money Laundering Compliance Officer for the Class F shares of the Funds since August 2002.

FEE WAIVERS AND EXPENSE LIMITATIONS

The section of the Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser - All Funds" is hereby amended on page 40 by replacing the second paragraph with the following:

            The fee waivers for Government Securities and Money Market Funds will continue through at least August 31, 2003, and will not be terminated without prior notification to the Company's Board of Directors. The International Equity Fund waiver and expense limitation are permanent. The state blue sky fee limitation will expire on May 31, 2003.

ADVISORY AGREEMENT

The section of the Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" is hereby amended on pages 42 through 45 by:

o Replacing the first two sentences of the first paragraph on page 42 with the following:

            The advisory agreement between Founders and the Company on behalf of each of the Funds was approved by the shareholders of each Fund at a shareholders' meeting of the Company held on February 17, 1998 for an initial term ending May 31, 1999. The advisory agreement was renewed on May 17, 2002 by the Company's Board of Directors, including all of the Independent Directors (as defined below), for a period ending May 31, 2003. At that meeting the Board determined to move its annual contract renewal meeting to the August meeting each year. Accordingly, the advisory agreement was again renewed on August 2, 2002 by the Company's Board of Directors, including all of the Independent Directors, for a period ending August 31, 2003.

o Replacing the second paragraph and the numbered paragraphs 1 through 10 beginning on page 42 with the following:

          In determining to renew the advisory agreement on August 2, 2002, the Board of Directors considered:

          1. The nature, quality, and extent of services furnished by Founders to each Fund and, after such consideration, determined:

     (a) That the breadth and the quality of investment advisory and other services being provided to the Funds are satisfactory, as evidenced in part by the long-term performance records of the Funds;

     (b) That Founders has made significant expenditures in the past year and in prior years to ensure that it has the sophisticated systems and the highly trained personnel necessary for it to be able to continue to provide quality service to the Funds' shareholders, including the dedication of substantial resources to Founders' investment and trading departments;

     (c) That the Funds receive numerous ancillary benefits, including the automatic reinvestment of dividends and distributions in additional Fund shares, the provision for quarterly summaries of individual accounts, the availability of automatic withdrawal procedures and automated telephone transfers, the low minimum investment provided with respect to the Funds, check writing and exchange privileges, and sophisticated, state-of-the-art Internet access;

     (d) That the Board is satisfied not only with the research, long-term portfolio management, and trading services being provided by Founders to the Funds, but also recognizes that Founders has provided the highest quality financial, legal and regulatory, administrative, and Class F shareholder services to the Funds, while charging fair, reasonable, and competitive fees;

          2. The advantages to each Fund of having an adviser that is associated with a global organization and, after such consideration, has determined:

     (a) That Founders is an integral operating component of Mellon Financial Corporation, which provides financial services throughout the world and which offers resources to Founders that assist Founders in providing services to the Funds;

          3. The extent to which economies of scale and common management are shared with each Fund and, after such consideration, has determined:

     (a) That all of the Funds have structured breakpoints in their advisory fees;

     (b) That Founders receives revenues from the advisory fees paid by the Funds which are sufficient to provide high quality personnel and other resources;

     (c) That all Funds benefit from the breadth of Founders' personnel and other resources, through, for example, a team investment management approach and centralized trading operations;

          4. The risks assumed by Founders in providing investment advisory services to the Funds and, after such consideration, has determined:

     (a) That the capital commitments which have been made in the past and which continue to be made by Founders to ensure the continuation of the highest quality of service to the Funds is made with the recognition that the Funds' advisory relationship with Founders can be terminated at any time and must be renewed on an annual basis;

     (b) That Founders has initiated new Fund offerings which, through exchange privileges and through other ways, have benefited shareholders of existing Funds, fronting the start-up costs of such ventures without assurances of future economic success;

          5. The retention of an alternative adviser for each Fund and for all Funds and, after such consideration, has determined:

     (a) That the services being provided by Founders to the Funds have been and continue to be satisfactory and preclude the necessity for consideration of alternative sources to provide these services;

     (b) That the Funds' shareholders generally invest in the Funds because of their selection of and confidence in Founders;

          6. The investment record of each Fund and, after such consideration, has determined:

     (a) That although certain of the Funds have experienced recent performance difficulties, Founders has focused its efforts upon improving the performance records of these Funds, has generally been achieving success from those efforts, and intends to continue to take steps further to improve Fund performance;

          7. The fairness of fee arrangements and, after such consideration, has determined:

     (a) That upon review of the advisory fee structures of the Funds in comparison with other competitive fund groups selected by Lipper Inc., the levels of investment advisory fees paid by the Funds are competitive;

     (b) That the expense ratios of the Funds are competitive and in many instances lower than those of competing Fund complexes, and that Founders continually reviews each Fund's total expense ratio and has initiated voluntary expense caps and fee waivers for certain Funds to maintain expenses at reasonable levels;

     (c) That the advisory and other fees payable by the Funds to Founders are essentially fees which would be similar to those that would have resulted solely from "arm's-length" bargaining, and may well be lower than fees arrived at solely from such arm's-length negotiation;

          8. The  dedication  by Founders of stringent  adherence to  regulatory
     requirements  and   restrictions   and,  after  such   consideration,   has
     determined:

     (a) That Founders is dedicated to compliance with all applicable rules and regulations and that the systems of controls which are in place to ensure that the service providers to the Funds and the Funds themselves maintain strict adherence to the law are excellent;

          9. Profitability to Founders and, after such consideration, has determined:

     (a) That after review of the extensive profitability analyses which had been provided by Founders, Founders' profits from providing advisory services to the Funds are reasonable in relationship to the overall services which Founders provides;

          10. The benefits to Founders from serving as the Funds' adviser and, after such consideration, has determined:

     (a) That Founders benefits from serving directly or through affiliates as the principal underwriter, transfer agent, and/or administrative agent for one or more of the Funds; that the services provided by Founders and affiliates to the Funds are satisfactory, and that the profits derived from providing the services are competitive and reasonable;

     (b) That each Fund and the complex as a whole benefit Founders through retention of assets when shareholders elect to exchange from one of the Funds to another, but that Fund shareholders also benefit from having a wide variety of Funds within which they can transfer their assets through exchange at no cost;

     (c) That a possible "fall-out benefit" to Founders is the ability of Founders to manage private and other institutional accounts by using resources which are primarily dedicated to providing services to the Funds; the directors recognized that in determining its profitability from providing investment advisory and other services to the Funds, Founders allocated its expenses between the Funds and other accounts in a manner which was reasonable; and

     (d) That Founders receives research assistance from the use of soft dollars generated from Fund portfolio transactions; the directors noted that such research assists Founders in providing quality investment advisory services to the Funds and other accounts to which it provides advisory services.

CUSTODIAN

The section of the  Statement of  Additional  Information  entitled  "Investment
Adviser,   Distributor  and  Other  Service  Providers  -  Transfer  Agents  and
Custodian" is hereby amended on pages 47 and 48 by replacing the fourth paragraph of that section with the following:

            Effective September 1, 2002, Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, PA 15258, became the custodian of the Funds' investments. Under a custody agreement with the Funds, Mellon holds the Funds' securities and keeps all necessary accounts and records. Prior to September 1, 2002, State Street Bank and Trust Company acted as custodian of the Funds' investments.

DISTRIBUTION PLANS

The section of the Statement of Additional Information entitled "Distribution Plans and Shareholder Services Plan - Distribution Plans - Provisions Applicable to All Classes" is hereby amended on page 59 by replacing the second sentence of the fourth paragraph with the following:

            Each Distribution Plan was approved and renewed on May 17, 2002 by the Board, including all of the Independent Directors, for the period ending May 31, 2003. At that meeting the Board determined to move its annual contract renewal meeting to the August meeting each year. Accordingly, each Distribution Plan was again approved and renewed on August 2, 2002 by the Board, including all of the Independent Directors, for the period ending August 31, 2003.

SHAREHOLDER SERVICES PLAN

The section of the Statement of Additional Information entitled "Distribution Plans and Shareholder Services Plan - Shareholder Services Plan" is hereby amended on page 60 by replacing the fourth sentence of the second paragraph with the following:

            The Shareholder Services Plan was initially approved by the Board at a meeting on August 13, 1999 and was renewed on May 17, 2002 by the Board, including all of the Independent Directors, for the period ending May 31, 2003. At that meeting the Board determined to move its annual contract renewal meeting to the August meeting each year. Accordingly, the Shareholder Services Plan was again renewed on August 2, 2002 by the Board, including all of the Independent Directors, for the period ending August 31, 2003.

FUND ACCOUNTING AND ADMINISTRATIVE SERVICES AGREEMENT

The section of the Statement of Additional  Information entitled "Other Services
- Fund Accounting and Administrative Services Agreement" is hereby amended on page 74 by replacing the first paragraph with the following:

            Founders performs administrative, accounting, and recordkeeping services for the Funds pursuant to an Amended and Restated Fund Accounting and Administrative Services Agreement that was initially approved on August 13, 1999 by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or of Founders at a meeting called for such purpose, for an initial term ending May 31, 2000. The Agreement was renewed on May 17, 2002 by the Board, including all of the Independent Directors, for the period ending May 31, 2003. At that meeting the Board determined to move its annual contract renewal meeting to the August meeting each year. Accordingly, the Agreement was again renewed on August 2, 2002 by the Board, including all of the Independent Directors, for the period ending August 31, 2003. The Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the Board of Directors of the Company, including a majority of the directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by the Company upon ninety (90) days' written notice, or by Founders upon ninety (90) days' written notice, and terminates automatically in the event of its assignment unless the Company's Board of Directors approves such assignment

SHAREHOLDER SERVICES AGREEMENT

The section of the Statement of Additional  Information entitled "Other Services
- Shareholder Services Agreement" is hereby amended on pages 74 and 75 by replacing the first four sentences of that section with the following:

            Pursuant to an Amended and Restated Shareholder Services Agreement, Founders performs certain telephone, retirement plan, quality control, personnel training, shareholder inquiry, shareholder account, and other shareholder-related and transfer agent services for the Class F shareholders of the Funds. The Agreement was approved on August 13, 1999 by a vote cast in person by all of the directors of the Company, including all of the directors who are not "interested persons" of the Company or Founders at a meeting called for such purpose, for an initial term ending May 31, 2000. The Agreement was renewed on May 17, 2002 by the Board, including all of the Independent Directors, for the period ending May 31, 2003. At that meeting the Board determined to move its annual contract renewal meeting to the August meeting each year. Accordingly, the Agreement was again renewed on August 2, 2002 by the Board, including all of the Independent Directors, for the period ending August 31, 2003. The Agreement may be continued from year to year thereafter as long as such continuance is specifically approved by the Board of Directors of the Company, including a majority of the directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.